SARATOGA ADVANTAGE TRUST

James Alpha Managed Risk Emerging Markets Equity Portfolio

Class I	JEIMX
Class A	JEAMX
Class C	JECMX

Incorporated herein by reference is the definitive version of the Prospectus supplement for the James Alpha Managed Risk Emerging Markets Equity Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 31, 2017 (SEC Accession No. 0001580642-17-003311).